Liability Related to the Sale of Future Revenue	12 Months Ended
Dec. 31, 2023
Liability Related To Sale Of Future Revenue
Liability Related to the Sale of Future Revenue

6. Liability Related to the Sale of Future Revenue

Vela Technologies PLC

The Company entered into an Agreement with SGSC to approve an Indirect Investment from Vela Technologies PLC (“Vela”) on October 20, 2020, whereby Vela agreed to provide funding to the Company for an indirect investment in AZD 1656 for use in the field in exchange for 8% of future revenue earned if AZD 1656 is commercialized (the “Vela Agreement”). Total consideration under the Vela Agreement was $2.9 million (£2.35 million), consisting of $1.6 million (£1.25 million) cash and the issuance of 1.1 billion common shares in Vela, which based on the Vela’s fair value per share and was $1.3 million. During the year ended December 31, 2021, the Company sold all 1.1 billion of its Vela shares for $1.2 million and recorded a loss of $0.1 million on the sale. The Company received the $1.6 million (£1.25) million cash consideration during the year ended December 31, 2020. This consideration was recorded as a liability related to the future sale of revenue on the balance sheet in accordance with ASC 470-10.

In April 2023, the Company entered into an agreement with Vela which granted Vela the right, but not the obligation, to sell its 8% royalty interest in AZD 1656 back to Conduit. Vela paid a one-time, non-refundable option fee to Conduit of $0.5 million (£0.4 million). Total consideration payable to Vela upon exercise of the option was £4.0 million ($5.08 million on the exercise date) worth of new common shares in the combined entity after the Merger between Conduit Pharmaceuticals Limited and MURF, following the consummation of the Merger, at a price per share equal to the volume-weighted average price per share over the ten (10) business days prior to the date of the notice of exercise. The option contained a provision stating that in no event would the price per share for the consideration shares be lower than $5 or higher than $15. The option was exercisable in whole at any time from the close of the Merger (the “Effective Time”) until the earlier of (i) the date that was six (6) months from the Effective Time, and (ii) February 7, 2024, the expiration date of the term.

On November 30, 2023, Vela exercised its option to sell back its indirect investment in AZD 1656 in exchange for 1,015,760 shares of the Common Stock. The Company recognized the $2.8 million of deferred revenue and recorded $2.8 million to other income (expense), net, on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2023. As of December 31, 2023, there was no liability for the sale of future revenue related to Vela.

Cizzle Biotechnology Holdings PLC

On February 11, 2022, the Company entered into an agreement with Cizzle PLC (“Cizzle”) whereby Cizzle agreed to purchase a percentage of future revenue earned in AZD 1656, should it reach the commercialization stage. Total consideration under the agreement is specified as $1.6 million (£1.2 million), consisting of the issuance of the fair value of 25.0 million new common shares in Cizzle on the date of the agreement and the fair value of 22.0 million shares to be issued at the earlier of Cizzle’s shareholder approval or one year from the date of the agreement. The 22.0 million shares were received by the Company in the fourth quarter of 2022 and were subsequently sold within the fourth quarter of 2022. The Company recorded a liability related to deferred revenue of $1.4 million for the consideration received from Cizzle as of December 31, 2022.

The payments received for the sale of future revenue will be classified as a liability related to the future sale of revenue. Under ASC 470-10-25, a seller of future revenue should evaluate whether the proceeds received should be accounted for as debt or deferred income. In assessing the factors that created a rebuttable presumption of debt within the guidance, the Company determined that there were factors present to overcome the debt presumption and deferred income classification to be appropriate. The main factors the Company considered were that the transactions in form were sales, and not debt transactions. Each agreement does not guarantee a return to each purchaser, the return is based solely on future performance of AZD 1656 should it reach commercialization, with neither purchaser having an involvement in generating future cash flows from AZD 1656.

On December 15, 2022, the Company entered into an agreement with Cizzle whereby the Company granted Cizzle the option, but not the obligation, to sell its economic interest in AZD 1656 back to the Company. The agreement contained an option period of nine months from the date of the agreement for Cizzle to notify the Company of its intent to exercise the option to sell its economic interest in AZD 1656. Upon closing of the agreement, Cizzle agreed to pay the Company an option fee of $0.1 million (£0.1 million).

On September 26, 2023, Cizzle exercised its option to sell back its indirect investment in AZD 1656 in exchange for 395,460 shares of the Common Stock. The Company recognized the $1.5 million of deferred revenue and recorded $1.5 million to other income (expense), net, on the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2023. As of December 31, 2023, there was no liability for the sale of future revenue related to Cizzle.

The following table presents as of December 31, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Recognition of deferred revenue upon options exercise	(4,254)
Foreign currency exchange impact	171
December 31, 2023	$-